CONVERTIBLE BONDS PAYABLE (Details 1) - Warrant [Member]	12 Months Ended
Dec. 31, 2020
Dividend rate	0.00%
Term (in years)	1 year 3 months 15 days
Volatility	98.00%
Risk – free interest rate	15.00%